CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
OPERATING EXPENSES:
Exploration and evaluation	$ 1,032	$ 2,097	$ 772
General and administrative expense	8,703	8,872	8,985
TOTAL OPERATING EXPENSES	9,735	10,969	9,757
LOSS FROM OPERATIONS	(9,735)	(10,969)	(9,757)
OTHER INCOME/(EXPENSE):
Loss on Termination of Power Transmission Contract	(4,317)
Loss on Extinguishment of Senior Convertible Notes	(971)
Write-off of loan commitment fees (warrant)			(11,472)
Gain on forgiveness of debt			804
Constructive receipt of break fee			10,000
Write-off of debt issuance costs			(6,420)
Realized gain from sale of mining properties			1,292
Interest expense	(1,100)	(29)	(751)
TOTAL OTHER (EXPENSE)/INCOME, NET	(6,388)	(29)	(6,547)
LOSS BEFORE INCOME TAXES	(16,123)	(10,998)	(16,304)
CONSOLIDATED NET LOSS	(16,123)	(10,998)	(16,304)
Less: Net loss attributable to CRNCI	900	38
NET LOSS ATTRIBUTABLE TO GMI	$ (15,223)	$ (10,960)	$ (16,304)
Basic and diluted net loss attributable to GMI per share of common stock (in dollars per share)	$ (0.16)	$ (0.12)	$ (0.18)
Weighted average number of shares outstanding - basic and diluted (in shares)	97,056	91,907	91,568
COMPREHENSIVE LOSS	$ (15,223)	$ (10,960)	$ (16,304)